Moderna Collaboration and License Agreement - Schedule of Changes in Deferred Revenue (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Movement in Deferred Revenue [Roll Forward]
Balance at the beginning of the period	$ 44,979	$ 46,413	$ 46,413	$ 47,459
Deferral of revenue		6,090	16,198	13,873
Recognition of deferred revenue	(3,729)	(10,594)	(17,632)	(14,919)
Balance at the end of the period	$ 41,250	$ 41,909	$ 44,979	$ 46,413